Cover	Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2022
Entity File Number	001-40077
Entity Registrant Name	Kismet Acquisition Two Corp.
Entity Central Index Key	0001825962
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	228 Park Avenue S.
Entity Address, Address Line Two	Suite 89898
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	323
Local Phone Number	667-3211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Trading Symbol	KAIIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.001 per share
Trading Symbol	KAII
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50, subject to adjustment
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50, subject to adjustment
Trading Symbol	KAIIW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19715